Asset Retirement Obligation (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation	$ 13.6	$ 8.8	$ 20.6	$ 7.7
Asset Retirement Obligation, Revision of Estimate	(3.9)	0
Asset Retirement Obligation, Liabilities Incurred	0	0.9
Asset Retirement Obligation, Accretion Expense	0.1	0.2
Asset Retirement Obligation, Liabilities Settled	(3.2)	0
Asset Retirement Obligation, Current	$ 1.1